Loans and Other Borrowings - Finance Lease Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 3,300	$ 3,317
Present value of payments	235	231
Less: amount representing finance charges	(3,065)	(3,086)
Minimum lease payments, Net	235	231
Present value of payments, Net	235	231
Due within one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	16	16
Present value of payments	16	16
Between one and five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	72	67
Present value of payments	53	49
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	3,212	3,234
Present value of payments	$ 166	$ 166